UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2009

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Highmount Capital, LLC
Address:  12 East 49th Street
          New York, NY 10017

Form 13F File Number:  028-13376

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Maarten R. van Hengel
Title:    Partner
Phone:    646-274-7460

Signature, Place, and Date of Signing:

     /s/ Maarten R. van Hengel          New York NY               11/03/2009
     -------------------------          -------------             ----------
            [Signature]                 [City, State]               [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name
--------------------     ----
028-05637                ADVISORY RESEARCH INC
028-05670                WEDGE CAPITAL MANAGEMENT LLP
028-11173                Quantitative Management Associates LLC
028-01488                DELPHI MANAGEMENT INC
025-05358                LATEEF INVESTMENT MANAGEMENT, L.P.
028-11482                KNIGHTSBRIDGE ASSET MANAGEMENT, LLC
028-11954                CONTRAVISORY INVESTMENT MANAGEMENT, INC
028-11741                WestEnd Advisors, LLC
025-04207                DRIEHAUS CAPITAL MANAGEMENT LLC
028-04874                GARDNER LEWIS ASSET MANAGEMENT LP
028-01203                CS MCKEE LP
021-47860                Protege Partners LP
021-60316                Ironwood Capital Partners LP
021-91958                CDK Asia LP

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:           91

Form 13F Information Table Value Total:  $   174,889
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

[Repeat as necessary.]

          COLUMN 1                COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8
-----------------------------  --------------  ---------  --------  -------------------  ----------   --------  -------------------
                                                                                                                 VOTING AUTHORITY
                                                           VALUE    SHRS OR  SH/   PUT/  INVESTMENT    OTHER    -------------------
       NAME OF ISSUER          TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT  PRN   CALL  DISCRETION   MANAGERS  SOLE  SHARED  OTHER
-----------------------------  --------------  ---------  --------  -------  ----  ----  ----------   --------  ----  ------  -----
3M COMPANY                     COM             88579Y101      389     5266   SH          Sole                           5266
ABBOTT LABS                    COM             002824100      288     5825   SH          Sole                           5825
AFFILIATED COMPUTER SERVICES,  COM             008190100      388     7170   SH          Sole                           7170
AMGEN                          COM             031162100     1397    23200   SH          Sole                          23200
ANADARKO PETE CORP             COM             032511107      982    15655   SH          Sole                          15655
APACHE CORPORATION             COM             037411105      808     8801   SH          Sole                           8801
APPLE COMPUTER INC             COM             037833100     1232     6645   SH          Sole                           6645
AT&T INC                       COM             00206R102     1037    38411   SH          Sole                          38411
AUTOMATIC DATA PROCESSING      COM             053015103      328     8350   SH          Sole                           8350
AVALONBAY COMMUNITIES INC      COM             053484101      276     3796   SH          Sole                           3796
BANK OF NEW YORK MELLON CORP   COM             064058100     1755    60547   SH          Sole                          60547
BENIHANA INC                   COM             082047101      102    16737   SH          Sole                          16737
BRISTOL-MYERS SQUIBB CORP      COM             110122108     1746    77510   SH          Sole                          77510
CAMDEN NATIONAL CORP           COM             133034108      608    18417   SH          Sole                          18417
CANTEL MEDICAL CORP            COM             138098108      483    32074   SH          Sole                          32074
CAPITAL SOUTHWEST CORP         COM             140501107      281     3662   SH          Sole                           3662
CELGENE CORP                   COM             151020104      307     5500   SH          Sole                           5500
CISCO SYSTEMS                  COM             17275R102     2563   108877   SH          Sole                         108877
COCA-COLA                      COM             191216100      700    13044   SH          Sole                          13044
COLGATE PALMOLIVE CO           COM             194162103      733     9613   SH          Sole                           9613
COMCAST CORP NEW               COM             20030N200      222    13800   SH          Sole                          13800
COMMERCE BANCSHARES INC.       COM             200525103     1427    38317   SH          Sole                          38317
CORNING INC                    COM             219350105     1148    75000   SH          Sole                          75000
CVS CAREMARK CORP              COM             126650100     1492    41746   SH          Sole                          41746
DEVON ENERGY CORPORATION       COM             25179M103      216     3206   SH          Sole                           3206
DOMINION RESOURCES INC. NEW    COM             25746U109     2040    59140   SH          Sole                          59140
E M C CORP                     COM             268648102     1930   113271   SH          Sole                         113271
EMERSON ELECTRIC CO            COM             291011104     2428    60582   SH          Sole                          60582
ENERGY TRANSFER PTS            COM             29273R109      337     7925   SH          Sole                           7925
EXPRESS SCRIPTS INC COMMON STO COM             302182100      248     3200   SH          Sole                           3200
EXXON MOBIL CORP               COM             30231G102     5422    79030   SH          Sole                          79030
FAIRPOINT COMMUNICATIONS       COM             305560104       16    40034   SH          Sole                          40034
FEDERAL REALTY INV TR          COM             313747206      208     3395   SH          Sole                           3395
FLUOR                          COM             343412102     1089    21425   SH          Sole                          21425
GENERAL ELECTRIC CO            COM             369604103      708    43112   SH          Sole                          43112
GOLDMAN SACHS GROUP            COM             38141G104      786     4266   SH          Sole                           4266
GOOGLE INC CL A                COM             38259P508     6278    12661   SH          Sole                          12661
H J HEINZ CO                   COM             423074103      420    10575   SH          Sole                          10575
HOME DEPOT                     COM             437076102     1715    64382   SH          Sole                          64382
ILLINOIS TOOL WORKS INC.       COM             452308109      658    15400   SH          Sole                          15400
INTERNATIONAL BUSINESS MACHINE COM             459200101     2702    22586   SH          Sole                          22586
ISHARES MSCI EMU               COM             464286608      389    10227   SH          Sole                          10227
ISHARES MSCI JAPAN INDEX       COM             464286848      135    13600   SH          Sole                          13600
ISHARES RUSSELL 3000 INDEX     COM             464287689    16595   267710   SH          Sole                         267710
ISHARES S&P 500 INDEX          COM             464287200      639     6025   SH          Sole                           6025
ISHARES S&P LATIN AMER 40 INDE COM             464287390     5743   133841   SH          Sole                         133841
ISHARES S&P MIDCAP             COM             464287507      666     9655   SH          Sole                           9655
ISHARES S&P SMALLCAP 600 INDEX COM             464287804      770    14705   SH          Sole                          14705
ISHARES TRMSCI EAFE INDEX      COM             464287465     9398   171880   SH          Sole                         171880
ITT CORPORATION                COM             450911102     1398    26800   SH          Sole                          26800
JOHNSON & JOHNSON              COM             478160104     3333    54741   SH          Sole                          54741
JPMORGAN CHASE & CO            COM             46625H100     2440    55687   SH          Sole                          55687
KINDER MORGAN ENERGY PARTNERS  COM             494550106      429     7950   SH          Sole                           7950
MERCK & CO                     COM             589331107      509    16100   SH          Sole                          16100
MICROSOFT CORP                 COM             594918104     1072    41662   SH          Sole                          41662
MIDCAP SPDR TRUNIT SER 1       COM             595635103     4971    39679   SH          Sole                          39679
MONSANTO CO NEW                COM             61166W101     1079    13947   SH          Sole                          13947
NEWMONT MINING CORP            COM             651639106      242     5500   SH          Sole                           5500
NIKE INC                       COM             654106103     1038    16040   SH          Sole                          16040
OCCIDENTAL PETROLEUM CORP      COM             674599105     2653    33845   SH          Sole                          33845
ORACLE CORPORATION             COM             68389X105     1675    80375   SH          Sole                          80375
PARKER HANNIFIN CORP           COM             701094104     1683    32462   SH          Sole                          32462
PEABODY ENERGY CORP            COM             704549104     1194    32075   SH          Sole                          32075
PEPSICO INC                    COM             713448108     2195    37416   SH          Sole                          37416
PFIZER INC                     COM             717081103      748    45222   SH          Sole                          45222
PHILIP MORRIS INTERNATIONAL IN COM             718172109     1687    34605   SH          Sole                          34605
PLAINS ALL AMER PIPELINES LP   COM             726503105      480    10375   SH          Sole                          10375
POWERSHARES WATER RESOURCES    COM             73935x575     6407   383435   SH          Sole                         383435
PROCTER & GAMBLE CO            COM             742718109     2770    47823   SH          Sole                          47823
S&P 500 SPDR                   COM             78462f103    22702   215002   SH          Sole                         215002
SCHLUMBERGER                   COM             806857108     2090    35072   SH          Sole                          35072
SEMPRA ENERGY                  COM             816851109      249     5000   SH          Sole                           5000
SPDR CONSUMER STAPLES          COM             81369Y308     1833    72000   SH          Sole                          72000
SPDR ENERGY INDEX              COM             81369Y506     1922    35647   SH          Sole                          35647
SPDR MSCI ACWI EX US ETF       COM             78463x848    10028   328581   SH          Sole                         328581
STATE STREET CORPORATION       COM             857477103      667    12684   SH          Sole                          12684
TARGET                         COM             87612E106      378     8100   SH          Sole                           8100
UNITED PARCEL SVC INC CL B     COM             911312106      212     3760   SH          Sole                           3760
UNITED TECHNOLOGIES CORP       COM             913017109      755    12385   SH          Sole                          12385
US BANCORP DELCOM NEW          COM             902973304      377    17250   SH          Sole                          17250
UTILITIES SELECT SECTOR SPDR   COM             81369y886      601    20500   SH          Sole                          20500
VANGUARD EMERGING MARKET ETF   COM             922042858     4946   128355   SH          Sole                         128355
VANGUARD EUROPEAN ETF          COM             922042874      347     7000   SH          Sole                           7000
VANGUARD TOTL SM ETF           COM             922908769      652    12175   SH          Sole                          12175
VERIZON COMMUNICATIONS         COM             92343V104      222     7334   SH          Sole                           7334
WAL MART STORES                COM             931142103     2549    51930   SH          Sole                          51930
WALGREEN                       COM             931422109      485    12950   SH          Sole                          12950
WINDSTREAM CORPORATION         COM             97381W104      519    51236   SH          Sole                          51236
ZIMMER HOLDINGS INC            COM             98956P102     1393    26060   SH          Sole                          26060
NESTLE S.A. ADR                ADR             641069406      494    11580   SH          Sole                          11580
VODAFONE GROUP PLC NEW         ADR             92857W209     1237    55000   SH          Sole                          55000